Note 35	12 Months Ended
Dec. 31, 2022
Purchase and sale commitments and future payment obligations [Abstract]
Disclosure of Purchase and sale commitments and future payment obligations [Text Block]	Purchase and sale commitments and future payment obligations
The purchase and sale commitments of the BBVA Group are disclosed in Notes 10, 14 and 22.
Future payment obligations mainly correspond to leases payable derived from operating lease contracts, as detailed in Note 22.5, and estimated employee benefit payments, as detailed in Note 25.1.3.